Other Fixed Assets (Tables)	6 Months Ended
Jun. 30, 2013
Other Fixed Assets [Abstract]
Other Fixed Assets
	Land	Buildings	Other	Total
Cost, December 31, 2012	9,036	3,459	3,405	15,900
- Additions	-	-	456	456
- Disposals	-	-	(812)	(812)
Cost, June 30, 2013	9,036	3,459	3,049	15,544

Accumulated depreciation, December 31, 2012	-	(450)	(2,058)	(2,508)
- Depreciation expense	-	(19)	(400)	(419)
- Disposals		-	587	587
Accumulated depreciation, June 30, 2013	-	(469)	(1,871)	(2,340)

Net book value, December 31, 2012	9,036	3,009	1,347	13,392
Net book value, June 30, 2013	9,036	2,990	1,178	13,204